Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended					0 Months Ended			12 Months Ended
	Apr. 29, 2011 Noncontrolling Interest	Jul. 02, 2012 Carrier Enterprise I	Dec. 31, 2013 Carrier Enterprise I	Jul. 01, 2009 Carrier Enterprise I	Apr. 27, 2012 Carrier Enterprise III Location	Dec. 31, 2012 Carrier Enterprise III	Apr. 27, 2012 Carrier Enterprise III Customer Relationships	Apr. 27, 2012 UTC Canada	Apr. 29, 2011 Carrier Enterprise II Location	Dec. 31, 2013 Carrier Enterprise II	Dec. 31, 2011 Carrier Enterprise II	Apr. 29, 2011 Carrier Enterprise II Difference Between Fair Value And Carrying Value	Apr. 29, 2011 Carrier Enterprise II Customer Relationships	Jul. 29, 2011 Carrier Enterprise Mexico Location	Dec. 31, 2010 Carrier Enterprise Mexico
Business Acquisition [Line Items]
Controlling interest				60.00%	60.00%				60.00%	60.00%				60.00%
Non-controlling interest, ownership percentage				40.00%	40.00%				40.00%			40.00%
Option to acquire interests, percentage			10.00%	10.00%
Percentage of additional ownership acquired		10.00%
Cash consideration		$ 51,881			$ 80,489				$ 34,460					$ 9,000
Option to purchase additional interest, date			2014-07-01
Purchase price					173,739				49,229
Number of locations contributed to joint venture by non-controlling interest					35				28					7
Number of locations contributed to joint venture by controlling interest									14
Consideration for contribution of locations in joint venture	7,708								14,769			7,061
Goodwill and intangibles, purchase price allocation					216,463				32,957
Fair value of acquired intangible assets					151,172				20,600
Identified intangible assets, trade names and distribution rights					95,515				13,400
Identified intangible assets, customer relationships							55,657						7,200
Finite-lived intangible assets, average useful life, in years							15 years						12 years
Period available for tax deductions related to acquired goodwill (in years)									15 years
Revenues															75,000
Shares issued to UTC Canada Corporation, an affiliate of Carrier Corporation								1,250,000
Fair value of shares issued to UTC Canada Corporation								93,250
Percent of tax basis of acquired goodwill amortized at a rate of 7%					75.00%
Goodwill amortization rate					7.00%
Transaction costs included in selling, general and administrative expenses						$ 1,200					$ 1,200